John Hancock
Bond Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.1%				$7,201,897,415
(Cost $7,605,929,941)
U.S. Government 15.8%				3,342,166,630
U.S. Treasury
Bond	2.500	02-15-45	46,172,000	38,167,651
Bond	2.875	05-15-52	1,979,091,000	1,823,856,050
Bond	3.375	08-15-42	820,435,000	800,565,090
Note	2.750	08-15-32	581,202,000	560,678,304
Note	3.125	08-31-27	119,968,000	118,899,535
U.S. Government Agency 18.3%				3,859,730,785
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	131,089,565	113,990,976
30 Yr Pass Thru	2.000	11-01-50	24,891,690	21,644,957
30 Yr Pass Thru	2.000	11-01-51	15,956,432	13,805,355
30 Yr Pass Thru	2.000	11-01-51	17,188,644	14,871,453
30 Yr Pass Thru	2.000	12-01-51	52,902,231	45,770,513
30 Yr Pass Thru	2.000	01-01-52	18,223,145	15,755,104
30 Yr Pass Thru	2.000	03-01-52	68,834,447	59,468,874
30 Yr Pass Thru	2.500	09-01-50	29,470,232	26,520,185
30 Yr Pass Thru	2.500	10-01-50	137,071,393	123,692,869
30 Yr Pass Thru	2.500	08-01-51	67,295,482	60,585,322
30 Yr Pass Thru	2.500	11-01-51	50,093,881	45,032,391
30 Yr Pass Thru	2.500	12-01-51	16,554,563	14,818,515
30 Yr Pass Thru	3.000	03-01-43	3,550,430	3,383,036
30 Yr Pass Thru	3.000	12-01-45	12,131,885	11,476,490
30 Yr Pass Thru	3.000	05-01-46	2,080,907	1,967,841
30 Yr Pass Thru	3.000	10-01-46	4,916,077	4,638,208
30 Yr Pass Thru	3.000	10-01-46	3,819,933	3,615,959
30 Yr Pass Thru	3.000	10-01-46	6,717,630	6,342,132
30 Yr Pass Thru	3.000	10-01-46	50,461,396	47,598,155
30 Yr Pass Thru	3.000	12-01-46	37,754,898	35,609,099
30 Yr Pass Thru	3.000	12-01-46	9,080,126	8,569,732
30 Yr Pass Thru	3.000	04-01-47	24,761,649	23,331,106
30 Yr Pass Thru	3.000	09-01-49	13,228,943	12,359,371
30 Yr Pass Thru	3.000	10-01-49	16,214,417	15,148,603
30 Yr Pass Thru	3.000	12-01-49	15,403,083	14,356,905
30 Yr Pass Thru	3.000	01-01-50	13,532,779	12,634,778
30 Yr Pass Thru	3.000	02-01-50	8,695,390	8,118,386
30 Yr Pass Thru	3.000	06-01-51	82,803,488	77,127,723
30 Yr Pass Thru	3.500	06-01-42	2,595,337	2,547,049
30 Yr Pass Thru	3.500	04-01-44	3,816,134	3,724,600
30 Yr Pass Thru	3.500	05-01-45	6,103,406	5,926,494
30 Yr Pass Thru	3.500	08-01-46	36,823,969	35,722,071
30 Yr Pass Thru	3.500	09-01-46	7,656,183	7,417,513
30 Yr Pass Thru	3.500	10-01-46	1,511,467	1,467,656
30 Yr Pass Thru	3.500	10-01-46	14,169,948	13,741,507
30 Yr Pass Thru	3.500	11-01-46	4,530,063	4,387,430
30 Yr Pass Thru	3.500	11-01-46	4,945,838	4,790,114
30 Yr Pass Thru	3.500	12-01-46	6,436,310	6,239,691
30 Yr Pass Thru	3.500	01-01-47	4,438,254	4,304,059
30 Yr Pass Thru	3.500	02-01-47	6,244,799	6,063,788
30 Yr Pass Thru	3.500	04-01-47	8,147,703	7,901,350
30 Yr Pass Thru	3.500	09-01-47	20,934,248	20,268,572
30 Yr Pass Thru	3.500	03-01-52	28,411,445	27,303,586
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-41	5,883,848	$5,897,158
30 Yr Pass Thru	4.000	03-01-42	3,037,033	3,040,643
30 Yr Pass Thru	4.000	11-01-43	2,476,049	2,470,884
30 Yr Pass Thru	4.000	01-01-47	6,202,624	6,181,931
30 Yr Pass Thru	4.000	03-01-47	17,967,515	17,845,808
30 Yr Pass Thru	4.000	04-01-47	7,257,936	7,211,495
30 Yr Pass Thru	4.000	05-01-47	6,138,916	6,096,565
30 Yr Pass Thru	4.000	10-01-47	8,945,953	8,870,818
30 Yr Pass Thru	4.000	03-01-48	2,431,092	2,407,407
30 Yr Pass Thru	4.000	07-01-48	18,250,108	18,126,487
30 Yr Pass Thru	4.000	08-01-48	8,778,500	8,710,807
30 Yr Pass Thru	4.000	05-01-52	2,943,514	2,898,876
30 Yr Pass Thru (A)	4.500	07-01-52	22,916,727	22,909,304
30 Yr Pass Thru (A)	4.500	08-01-52	13,950,905	13,937,449
30 Yr Pass Thru	5.500	11-01-39	2,272,382	2,408,654
Federal National Mortgage Association
30 Yr Pass Thru	2.000	09-01-50	36,742,907	31,950,368
30 Yr Pass Thru	2.000	09-01-50	21,740,448	18,904,746
30 Yr Pass Thru	2.000	09-01-50	20,868,378	18,146,424
30 Yr Pass Thru	2.000	10-01-50	25,464,150	22,142,749
30 Yr Pass Thru	2.000	11-01-50	34,686,732	30,140,710
30 Yr Pass Thru	2.500	08-01-50	28,998,615	26,095,778
30 Yr Pass Thru	2.500	08-01-50	31,667,366	28,576,549
30 Yr Pass Thru	2.500	09-01-50	128,253,988	115,736,065
30 Yr Pass Thru	2.500	09-01-50	12,929,349	11,691,653
30 Yr Pass Thru	2.500	09-01-50	68,037,294	61,226,584
30 Yr Pass Thru	2.500	08-01-51	5,824,655	5,234,766
30 Yr Pass Thru	2.500	08-01-51	46,078,753	41,412,155
30 Yr Pass Thru	2.500	10-01-51	23,407,330	21,022,137
30 Yr Pass Thru	2.500	11-01-51	50,326,964	45,355,948
30 Yr Pass Thru	2.500	11-01-51	47,709,491	42,751,010
30 Yr Pass Thru	2.500	01-01-52	55,395,361	49,655,393
30 Yr Pass Thru	2.500	02-01-52	138,902,110	124,509,324
30 Yr Pass Thru	2.500	03-01-52	1,146,770	1,027,137
30 Yr Pass Thru	3.000	07-01-42	2,077,752	1,988,252
30 Yr Pass Thru	3.000	10-01-42	3,404,240	3,228,077
30 Yr Pass Thru	3.000	10-01-42	1,941,038	1,840,593
30 Yr Pass Thru	3.000	04-01-43	1,612,733	1,529,781
30 Yr Pass Thru	3.000	12-01-45	16,854,279	15,929,432
30 Yr Pass Thru	3.000	08-01-46	25,672,438	24,215,576
30 Yr Pass Thru	3.000	08-01-46	19,145,289	18,058,830
30 Yr Pass Thru	3.000	09-01-46	2,581,368	2,441,334
30 Yr Pass Thru	3.000	10-01-46	1,832,268	1,732,871
30 Yr Pass Thru	3.000	10-01-46	14,269,050	13,445,931
30 Yr Pass Thru	3.000	01-01-47	17,595,272	16,574,779
30 Yr Pass Thru	3.000	02-01-47	10,231,896	9,654,453
30 Yr Pass Thru	3.000	10-01-47	21,099,122	19,862,226
30 Yr Pass Thru	3.000	11-01-47	22,268,240	21,004,559
30 Yr Pass Thru	3.000	11-01-48	38,494,412	36,225,720
30 Yr Pass Thru	3.000	11-01-48	13,279,770	12,551,068
30 Yr Pass Thru	3.000	09-01-49	17,881,279	16,705,898
30 Yr Pass Thru	3.000	09-01-49	32,067,657	29,829,495
30 Yr Pass Thru	3.000	10-01-49	7,919,329	7,381,448
30 Yr Pass Thru	3.000	10-01-49	33,831,510	31,639,397
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-49	22,142,840	$20,569,702
30 Yr Pass Thru	3.000	11-01-49	22,632,279	21,144,603
30 Yr Pass Thru	3.000	11-01-49	17,554,825	16,389,931
30 Yr Pass Thru	3.000	11-01-49	19,419,453	18,100,484
30 Yr Pass Thru	3.000	12-01-49	20,747,312	19,370,572
30 Yr Pass Thru	3.000	01-01-50	18,031,149	16,823,378
30 Yr Pass Thru	3.000	01-01-52	42,925,932	39,919,859
30 Yr Pass Thru	3.000	02-01-52	18,283,392	16,991,592
30 Yr Pass Thru	3.000	02-01-52	39,801,551	36,964,524
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	3.372	07-01-33	303	311
30 Yr Pass Thru	3.500	11-01-40	1,043,373	1,023,244
30 Yr Pass Thru	3.500	06-01-42	1,094,351	1,072,657
30 Yr Pass Thru	3.500	08-01-42	2,368,559	2,321,726
30 Yr Pass Thru	3.500	06-01-43	9,652,178	9,394,196
30 Yr Pass Thru	3.500	07-01-43	2,916,207	2,836,440
30 Yr Pass Thru	3.500	07-01-43	3,030,809	2,949,802
30 Yr Pass Thru	3.500	01-01-45	2,002,544	1,947,769
30 Yr Pass Thru	3.500	04-01-45	6,217,807	6,032,188
30 Yr Pass Thru	3.500	04-01-45	1,636,663	1,587,804
30 Yr Pass Thru	3.500	04-01-45	7,431,976	7,210,110
30 Yr Pass Thru	3.500	01-01-46	18,552,461	18,004,416
30 Yr Pass Thru	3.500	02-01-46	11,447,005	11,098,125
30 Yr Pass Thru	3.500	07-01-46	7,665,351	7,422,146
30 Yr Pass Thru	3.500	07-01-46	4,110,310	3,979,899
30 Yr Pass Thru	3.500	08-01-46	19,398,733	18,777,192
30 Yr Pass Thru	3.500	02-01-47	21,689,696	20,987,974
30 Yr Pass Thru	3.500	03-01-47	24,776,290	24,005,678
30 Yr Pass Thru	3.500	05-01-47	15,398,339	14,924,220
30 Yr Pass Thru	3.500	07-01-47	28,708,814	27,815,890
30 Yr Pass Thru	3.500	08-01-47	19,728,134	19,120,699
30 Yr Pass Thru	3.500	11-01-47	24,101,232	23,313,958
30 Yr Pass Thru	3.500	12-01-47	11,618,419	11,220,746
30 Yr Pass Thru	3.500	01-01-48	18,459,048	17,827,236
30 Yr Pass Thru	3.500	03-01-48	4,629,214	4,489,572
30 Yr Pass Thru	3.500	03-01-48	10,360,736	9,996,398
30 Yr Pass Thru	3.500	03-01-49	2,977,375	2,875,466
30 Yr Pass Thru	3.500	06-01-49	18,734,634	18,064,115
30 Yr Pass Thru	3.500	06-01-49	56,530,668	54,631,080
30 Yr Pass Thru	3.500	09-01-49	5,501,412	5,292,910
30 Yr Pass Thru	3.500	12-01-49	25,776,530	24,789,539
30 Yr Pass Thru	3.500	02-01-50	27,706,888	26,637,324
30 Yr Pass Thru	3.500	02-01-52	26,966,130	25,984,151
30 Yr Pass Thru	3.500	02-01-52	36,732,471	35,130,833
30 Yr Pass Thru	3.500	04-01-52	35,542,151	34,011,852
30 Yr Pass Thru	3.500	04-01-52	23,496,686	22,543,757
30 Yr Pass Thru (A)	4.000	TBA	30,000,000	29,321,469
30 Yr Pass Thru (A)	4.000	TBA	39,730,000	38,770,874
30 Yr Pass Thru	4.000	09-01-40	2,734,555	2,737,405
30 Yr Pass Thru	4.000	09-01-40	3,813,454	3,817,080
30 Yr Pass Thru	4.000	11-01-40	1,288,187	1,289,453
30 Yr Pass Thru	4.000	12-01-40	1,592,307	1,593,962
30 Yr Pass Thru	4.000	01-01-41	2,558,689	2,561,517
30 Yr Pass Thru	4.000	09-01-41	3,371,848	3,376,420
30 Yr Pass Thru	4.000	09-01-41	1,511,832	1,513,650
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-01-41	1,072,419	$1,073,876
30 Yr Pass Thru	4.000	01-01-42	1,621,206	1,623,244
30 Yr Pass Thru	4.000	05-01-42	2,148,615	2,148,993
30 Yr Pass Thru	4.000	09-01-43	4,484,299	4,500,377
30 Yr Pass Thru	4.000	10-01-43	4,219,643	4,217,630
30 Yr Pass Thru	4.000	10-01-43	1,555,138	1,551,481
30 Yr Pass Thru	4.000	01-01-44	3,132,501	3,132,965
30 Yr Pass Thru	4.000	12-01-45	7,977,179	7,943,459
30 Yr Pass Thru	4.000	02-01-46	4,024,388	3,991,027
30 Yr Pass Thru	4.000	04-01-46	4,896,542	4,855,952
30 Yr Pass Thru	4.000	06-01-46	3,180,821	3,154,453
30 Yr Pass Thru	4.000	07-01-46	5,903,927	5,853,141
30 Yr Pass Thru	4.000	10-01-46	1,855,988	1,840,023
30 Yr Pass Thru	4.000	01-01-47	7,774,884	7,724,039
30 Yr Pass Thru	4.000	03-01-47	8,026,025	7,964,509
30 Yr Pass Thru	4.000	04-01-47	8,544,573	8,486,558
30 Yr Pass Thru	4.000	11-01-47	2,496,142	2,470,184
30 Yr Pass Thru	4.000	12-01-47	5,533,838	5,500,070
30 Yr Pass Thru	4.000	12-01-47	3,041,408	3,011,444
30 Yr Pass Thru	4.000	09-01-48	2,702,503	2,680,945
30 Yr Pass Thru	4.000	10-01-48	7,858,586	7,783,619
30 Yr Pass Thru	4.000	10-01-48	9,823,385	9,751,162
30 Yr Pass Thru	4.000	01-01-49	6,831,755	6,738,828
30 Yr Pass Thru	4.000	01-01-49	5,212,330	5,149,575
30 Yr Pass Thru	4.000	02-01-49	6,177,750	6,091,789
30 Yr Pass Thru	4.000	07-01-49	11,766,314	11,628,329
30 Yr Pass Thru	4.000	07-01-49	16,847,568	16,676,319
30 Yr Pass Thru (A)	4.000	08-01-49	33,027,820	32,681,784
30 Yr Pass Thru	4.000	02-01-50	25,794,711	25,508,336
30 Yr Pass Thru	4.000	03-01-51	107,012,655	105,657,383
30 Yr Pass Thru (A)	4.000	08-01-51	57,474,624	56,890,418
30 Yr Pass Thru (A)	4.000	10-01-51	118,513,337	116,716,130
30 Yr Pass Thru	4.000	04-01-52	10,885,270	10,686,182
30 Yr Pass Thru	4.000	06-01-52	3,031,937	2,991,644
30 Yr Pass Thru (A)	4.500	TBA	388,863,000	386,463,093
30 Yr Pass Thru (A)	4.500	08-01-52	48,963,606	48,764,133
30 Yr Pass Thru (A)	4.500	08-01-52	10,778,466	10,768,070
30 Yr Pass Thru	7.000	09-01-31	106	116
30 Yr Pass Thru	7.000	09-01-31	86	94
30 Yr Pass Thru	7.000	09-01-31	1,312	1,429
30 Yr Pass Thru	7.000	01-01-32	52	56
30 Yr Pass Thru	7.000	06-01-32	24	26
30 Yr Pass Thru	7.500	09-01-29	31	34
30 Yr Pass Thru	7.500	12-01-29	36	38
30 Yr Pass Thru	7.500	01-01-31	15	16
30 Yr Pass Thru	7.500	05-01-31	103	111
30 Yr Pass Thru	7.500	08-01-31	42	43
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,740	1,794
30 Yr Pass Thru	5.000	04-15-35	883	908
30 Yr Pass Thru	5.500	03-15-35	905	949
30 Yr Pass Thru	6.000	03-15-33	1,559	1,655
30 Yr Pass Thru	6.000	06-15-33	481	508
30 Yr Pass Thru	6.500	09-15-28	73	76
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	09-15-29	83	$87
30 Yr Pass Thru	6.500	08-15-31	103	109
30 Yr Pass Thru	7.000	04-15-29	423	447

30 Yr Pass Thru	8.000	10-15-26	197	207
Foreign government obligations 0.4%				$88,828,838
(Cost $102,088,084)
Argentina 0.1%				22,391,981
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	85,345,000	22,391,981
Qatar 0.1%				19,046,522
State of Qatar Bond (C)	5.103	04-23-48	17,804,000	19,046,522
Saudi Arabia 0.2%				47,390,335
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	45,688,000	47,390,335

Corporate bonds 46.2%				$9,769,049,207
(Cost $11,041,005,872)
Communication services 5.4%				1,133,830,849
Diversified telecommunication services 1.6%
AT&T, Inc.	3.500	06-01-41	36,461,000	28,739,563
AT&T, Inc.	3.650	06-01-51	44,604,000	34,130,390
C&W Senior Financing DAC (C)	6.875	09-15-27	20,070,000	17,812,125
Connect Finco SARL (C)	6.750	10-01-26	22,977,000	21,069,449
GCI LLC (C)	4.750	10-15-28	12,612,000	11,366,187
Kenbourne Invest SA (C)	4.700	01-22-28	5,139,000	4,134,525
Kenbourne Invest SA (C)	6.875	11-26-24	8,255,000	7,994,968
Level 3 Financing, Inc. (C)	3.400	03-01-27	25,465,000	22,586,469
Switch, Ltd. (C)	3.750	09-15-28	5,023,000	4,977,239
Telecom Argentina SA (C)	8.000	07-18-26	11,041,000	9,976,537
Telecom Italia SpA (C)	5.303	05-30-24	12,891,000	12,409,134
Telefonica Emisiones SA	5.213	03-08-47	36,118,000	31,244,838
Telesat Canada (C)(D)	5.625	12-06-26	8,065,000	4,701,798
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	13,766,288
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	34,312,000	30,880,800
Verizon Communications, Inc.	4.329	09-21-28	53,521,000	52,818,444
Verizon Communications, Inc.	4.400	11-01-34	20,109,000	19,020,545
Entertainment 0.9%
AMC Entertainment Holdings, Inc. (C)(D)	10.000	06-15-26	23,102,000	18,568,233
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	19,619,000	15,539,033
Live Nation Entertainment, Inc. (C)	4.750	10-15-27	11,622,000	10,576,020
Netflix, Inc.	4.875	04-15-28	40,575,000	39,459,188
Netflix, Inc. (C)	4.875	06-15-30	18,644,000	17,807,444
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,165,115
Netflix, Inc.	5.875	11-15-28	32,460,000	32,823,877
Playtika Holding Corp. (C)	4.250	03-15-29	3,991,000	3,403,924
Take-Two Interactive Software, Inc.	3.550	04-14-25	13,692,000	13,373,433
WMG Acquisition Corp. (C)(D)	3.000	02-15-31	25,866,000	20,531,138
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	16,220,460
Interactive media and services 0.1%
Match Group Holdings II LLC (C)(D)	3.625	10-01-31	5,958,000	4,660,577
Match Group Holdings II LLC (C)	4.125	08-01-30	14,047,000	11,623,090
Twitter, Inc. (C)(D)	3.875	12-15-27	9,291,000	8,645,773
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 1.7%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	$5,631,286
Cable One, Inc. (C)	4.000	11-15-30	7,897,000	6,575,279
CCO Holdings LLC (C)	4.500	06-01-33	14,410,000	11,311,850
Charter Communications Operating LLC	3.900	06-01-52	16,253,000	11,012,257
Charter Communications Operating LLC	4.200	03-15-28	40,895,000	38,554,998
Charter Communications Operating LLC	4.800	03-01-50	41,047,000	32,218,649
Charter Communications Operating LLC	5.750	04-01-48	46,920,000	41,749,215
Charter Communications Operating LLC	6.484	10-23-45	38,482,000	36,732,461
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	20,943,366
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	7,158,640
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	10,382,000	9,798,947
News Corp. (C)	3.875	05-15-29	15,978,000	13,900,860
News Corp. (C)	5.125	02-15-32	7,797,000	7,173,240
Radiate Holdco LLC (C)	6.500	09-15-28	13,791,000	10,270,709
Sirius XM Radio, Inc. (C)	4.000	07-15-28	23,177,000	20,193,541
Sirius XM Radio, Inc. (C)	5.000	08-01-27	26,970,000	25,389,019
Stagwell Global LLC (C)	5.625	08-15-29	35,575,000	30,169,379
Townsquare Media, Inc. (C)	6.875	02-01-26	7,063,000	6,608,002
Univision Communications, Inc. (C)	4.500	05-01-29	7,219,000	6,314,820
Univision Communications, Inc. (C)	7.375	06-30-30	2,196,000	2,179,596
Videotron, Ltd. (C)	3.625	06-15-29	11,982,000	9,945,675
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	4,731,011
Wireless telecommunication services 1.1%
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,405,427
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	13,670,440
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,414,105
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	13,917,000	14,252,400
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	25,963,000	22,782,533
Sprint Corp.	7.875	09-15-23	18,175,000	18,725,703
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	13,321,504
T-Mobile USA, Inc.	2.050	02-15-28	27,551,000	23,910,909
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	2,944,677
T-Mobile USA, Inc.	3.375	04-15-29	29,308,000	26,400,646
T-Mobile USA, Inc.	3.750	04-15-27	12,213,000	11,711,054
T-Mobile USA, Inc.	3.875	04-15-30	39,657,000	36,652,065
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	27,171,000	28,049,982
Consumer discretionary 5.6%				1,187,183,234
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	7,968,000	7,235,767
LCM Investments Holdings II LLC (C)	4.875	05-01-29	6,213,000	5,186,639
Automobiles 1.6%
Ford Motor Company	3.250	02-12-32	12,651,000	9,881,570
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	3,775,669
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	11,026,181
Ford Motor Credit Company LLC	4.125	08-17-27	27,831,000	25,068,217
Ford Motor Credit Company LLC	4.134	08-04-25	66,909,000	63,208,932
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	35,520,666
General Motors Company	5.400	10-15-29	27,779,000	27,102,273
General Motors Company	5.400	04-01-48	11,218,000	9,795,888
General Motors Financial Company, Inc.	2.400	10-15-28	54,508,000	45,324,364
General Motors Financial Company, Inc.	3.600	06-21-30	59,790,000	51,738,610
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (C)	1.000	09-17-24	26,726,000	$24,761,096
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	10,703,545
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	9,555,435
Mercedes-Benz Finance North America LLC (C)	3.500	08-03-25	10,505,000	10,253,972
Nissan Motor Acceptance Company LLC (C)	1.125	09-16-24	13,599,000	12,571,578
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	14,169,000	13,470,739
Service Corp. International	4.000	05-15-31	18,037,000	15,416,489
Sotheby’s (C)(D)	7.375	10-15-27	12,300,000	11,595,456
Hotels, restaurants and leisure 2.6%
Affinity Gaming (C)	6.875	12-15-27	10,775,000	9,356,848
Booking Holdings, Inc.	4.625	04-13-30	29,538,000	29,710,295
Caesars Resort Collection LLC (C)	5.750	07-01-25	8,014,000	7,853,880
CCM Merger, Inc. (C)	6.375	05-01-26	8,345,000	7,842,362
Choice Hotels International, Inc.	3.700	12-01-29	15,994,000	14,159,826
Choice Hotels International, Inc.	3.700	01-15-31	14,687,000	12,813,621
Expedia Group, Inc.	2.950	03-15-31	19,051,000	15,936,850
Expedia Group, Inc.	3.250	02-15-30	29,517,000	25,527,127
Expedia Group, Inc.	3.800	02-15-28	44,007,000	40,931,782
Expedia Group, Inc.	4.625	08-01-27	26,562,000	25,857,427
Expedia Group, Inc.	5.000	02-15-26	28,541,000	28,608,090
Full House Resorts, Inc. (C)	8.250	02-15-28	9,403,000	8,580,238
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	13,389,000	10,809,141
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	23,211,000	21,210,212
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	13,024,000	10,751,312
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	16,411,000	14,520,699
Hyatt Hotels Corp.	1.800	10-01-24	14,464,000	13,750,622
Hyatt Hotels Corp.	6.000	04-23-30	12,540,000	12,808,451
International Game Technology PLC (C)	4.125	04-15-26	2,543,000	2,331,105
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	3,811,019
International Game Technology PLC (C)	6.500	02-15-25	9,070,000	9,001,975
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,277,000	6,458,338
Marriott International, Inc.	3.125	06-15-26	9,705,000	9,222,729
Marriott International, Inc.	4.625	06-15-30	23,846,000	22,774,639
Marriott Ownership Resorts, Inc. (C)	4.500	06-15-29	3,098,000	2,611,908
MGM Resorts International	4.750	10-15-28	29,156,000	25,628,051
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	16,228,000	14,240,070
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	20,373,000	17,923,147
New Red Finance, Inc. (C)	4.000	10-15-30	36,442,000	29,575,052
Premier Entertainment Sub LLC (C)	5.625	09-01-29	10,140,000	7,489,607
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	15,910,695
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	6,585,512
Royal Caribbean Cruises, Ltd. (C)	9.125	06-15-23	8,970,000	9,042,747
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	7,723,555
Travel + Leisure Company	6.600	10-01-25	9,936,000	10,005,264
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	9,122,000	8,158,384
Yum! Brands, Inc.	3.625	03-15-31	17,351,000	14,613,012
Yum! Brands, Inc. (C)	4.750	01-15-30	12,209,000	11,125,451
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,654,000	7,679,757
Century Communities, Inc. (C)	3.875	08-15-29	23,439,000	18,839,213
Century Communities, Inc.	6.750	06-01-27	16,919,000	16,590,827
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Empire Communities Corp. (C)	7.000	12-15-25	5,108,000	$4,392,111
KB Home	4.000	06-15-31	18,228,000	14,378,520
KB Home	7.250	07-15-30	4,121,000	3,958,736
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	7,463,173
Toll Brothers Finance Corp.	3.800	11-01-29	5,033,000	4,265,545
Internet and direct marketing retail 0.2%
Amazon.com, Inc.	4.050	08-22-47	25,315,000	23,489,583
eBay, Inc.	2.700	03-11-30	33,499,000	28,882,367
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	47,942,000	46,704,395
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	4,584,000	3,967,452
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	1,337,000	1,143,135
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	2,507,000	2,081,828
Specialty retail 0.3%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	3,401,000	2,916,358
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	12,292,700
AutoNation, Inc.	4.750	06-01-30	11,901,000	11,139,882
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	2,157,310
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,464,000	7,937,287
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,203,474
Lithia Motors, Inc. (C)	4.375	01-15-31	7,350,000	6,468,000
Lithia Motors, Inc. (C)	4.625	12-15-27	3,675,000	3,402,866
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	2,636,000	2,374,586
Consumer staples 1.5%				313,007,194
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	21,905,000	19,866,562
Food and staples retailing 0.2%
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	21,591,000	18,568,260
Albertsons Companies, Inc. (C)	3.250	03-15-26	7,275,000	6,557,358
Albertsons Companies, Inc. (C)	3.500	03-15-29	13,922,000	11,441,100
Food products 1.0%
BRF SA (C)	5.750	09-21-50	19,438,000	13,810,699
Coruripe Netherlands BV (C)	10.000	02-10-27	19,985,000	17,436,913
JBS USA LUX SA (C)	3.625	01-15-32	17,668,000	15,282,997
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	4,921,514
JBS USA LUX SA (C)	5.125	02-01-28	11,250,000	11,235,936
JBS USA LUX SA (C)	5.750	04-01-33	30,306,000	30,189,928
Kraft Heinz Foods Company	4.375	06-01-46	32,743,000	27,814,507
Kraft Heinz Foods Company	4.875	10-01-49	5,823,000	5,282,815
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,923,533
Kraft Heinz Foods Company	5.500	06-01-50	19,892,000	19,804,230
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	21,218,953
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,063,000	22,457,596
Post Holdings, Inc. (C)	5.500	12-15-29	17,011,000	15,588,965
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	9,887,000	8,497,679
Edgewell Personal Care Company (C)	5.500	06-01-28	12,267,000	11,328,697
Personal products 0.1%
Natura Cosmeticos SA (C)	4.125	05-03-28	11,873,000	9,813,392
Oriflame Investment Holding PLC (C)(D)	5.125	05-04-26	17,182,000	9,965,560
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy 5.0%				$1,064,548,749
Energy equipment and services 0.2%
CSI Compressco LP (C)(D)	7.500	04-01-25	19,702,000	17,966,451
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	4,722,782
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)(D)	10.000	04-01-26	16,839,837	15,240,052
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,373,671
Oil, gas and consumable fuels 4.8%
Aker BP ASA (C)	3.000	01-15-25	13,687,000	13,034,089
Aker BP ASA (C)	3.100	07-15-31	23,855,000	20,065,892
Aker BP ASA (C)	3.750	01-15-30	15,636,000	14,053,480
Aker BP ASA (C)	4.000	01-15-31	35,151,000	31,730,112
Altera Infrastructure LP (C)(F)	8.500	07-15-23	16,547,000	747,132
Antero Midstream Partners LP (C)	5.375	06-15-29	16,047,000	14,713,655
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,493,223
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	20,673,000	18,605,700
Cheniere Energy Partners LP	4.000	03-01-31	31,837,000	27,897,171
Cheniere Energy Partners LP	4.500	10-01-29	31,736,000	29,223,302
Continental Resources, Inc.	4.900	06-01-44	13,606,000	10,678,397
Coterra Energy, Inc. (C)	4.375	06-01-24	12,976,000	12,896,274
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	14,289,000	13,923,202
Diamondback Energy, Inc.	3.125	03-24-31	17,121,000	14,762,219
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	20,874,235
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,061,000	22,597,376
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,368,000	21,150,379
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	5,782,840
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	10,031,406
Energy Transfer LP	4.200	04-15-27	15,075,000	14,452,877
Energy Transfer LP	5.150	03-15-45	24,013,000	20,705,078
Energy Transfer LP	5.250	04-15-29	48,302,000	47,092,418
Energy Transfer LP	5.400	10-01-47	17,042,000	15,182,569
Energy Transfer LP	5.500	06-01-27	23,511,000	23,747,874
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	30,618,000	28,268,480
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,098,000	35,560,734
EQM Midstream Partners LP (C)	7.500	06-01-30	1,610,000	1,598,424
EQM Midstream Partners LP (C)	7.500	06-01-27	2,859,000	2,827,094
EQT Corp.	7.000	02-01-30	9,489,000	10,154,037
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,489,917
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,089,631
Inversiones Latin America Power, Ltda. (C)	5.125	06-15-33	12,487,013	6,868,425
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	17,981,363
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,476,000	28,526,640
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	4,684,722
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	18,736,000	15,667,980
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	23,310,000	22,709,854
MPLX LP	4.000	03-15-28	19,213,000	18,380,106
MPLX LP	4.125	03-01-27	5,490,000	5,322,295
MPLX LP	4.250	12-01-27	15,703,000	15,172,795
MPLX LP	4.950	09-01-32	13,328,000	12,913,184
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)(E)	6.875	02-15-23	54,521,000	52,582,476
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,132,852
Parkland Corp. (C)	4.500	10-01-29	12,267,000	10,379,480
Parkland Corp. (C)	4.625	05-01-30	11,791,000	10,121,306
Petroleos Mexicanos (C)	8.750	06-02-29	21,790,000	20,084,497
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,493,000	$12,721,048
Sabine Pass Liquefaction LLC	4.500	05-15-30	28,938,000	27,703,259
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,770,504
Sabine Pass Liquefaction LLC	5.875	06-30-26	15,844,000	16,284,382
Southwestern Energy Company	4.750	02-01-32	9,065,000	8,080,197
Sunoco LP	4.500	05-15-29	7,321,000	6,219,840
Sunoco LP	4.500	04-30-30	17,216,000	14,685,248
Targa Resources Corp.	4.950	04-15-52	29,927,000	25,805,224
Targa Resources Partners LP	4.000	01-15-32	24,529,000	21,480,421
The Williams Companies, Inc.	3.750	06-15-27	22,304,000	21,520,503
The Williams Companies, Inc.	4.550	06-24-24	48,429,000	48,534,564
The Williams Companies, Inc.	4.650	08-15-32	19,032,000	18,347,753
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	13,288,289
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,386,000	5,571,785
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,687,000	9,275,584
Financials 10.8%				2,281,142,914
Banks 6.4%
Banco Santander SA	4.379	04-12-28	19,106,000	17,986,119
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	34,490,000	29,322,406
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	32,646,000	27,543,387
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	61,839,000	51,264,340
Bank of America Corp.	3.248	10-21-27	27,044,000	25,517,308
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	30,104,000	25,890,535
Bank of America Corp.	3.950	04-21-25	32,386,000	32,062,400
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	45,620,000	46,475,375
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	11,618,000	11,010,497
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	19,230,246
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	12,203,000	11,806,403
BPCE SA (C)	4.500	03-15-25	20,953,000	20,325,460
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	17,287,000	14,138,919
Citigroup, Inc.	3.200	10-21-26	39,653,000	37,876,510
Citigroup, Inc.	4.600	03-09-26	51,712,000	51,589,709
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	36,879,000	31,278,002
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	27,864,000	27,653,627
Citizens Financial Group, Inc.	3.250	04-30-30	38,053,000	33,562,144
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	10,975,757
Credit Agricole SA (C)	3.250	01-14-30	34,209,000	28,872,649
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,505,000	18,412,475
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	19,543,000	17,891,895
Freedom Mortgage Corp. (C)	8.125	11-15-24	12,459,000	11,060,103
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	6,758,044
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	6,921,149
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (C)	4.198	06-01-32	12,859,000	9,356,515
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,470,000	31,694,902
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	33,681,000	28,867,901
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	28,722,000	25,246,638
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	37,415,000	37,642,328
Lloyds Banking Group PLC	4.450	05-08-25	64,560,000	63,932,108
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,139,000	21,895,471
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)(E)	5.125	11-01-26	10,483,000	9,714,038
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	$11,993,253
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,042,000	26,353,676
NatWest Markets PLC (C)	1.600	09-29-26	35,700,000	31,467,744
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	23,584,000	20,508,456
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	50,198,639
Santander Holdings USA, Inc.	3.450	06-02-25	46,840,000	44,781,691
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	10,998,505
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (C)(E)	4.750	05-26-26	17,416,000	14,414,875
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(E)	5.375	11-18-30	22,339,000	18,094,590
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	14,339,000	13,638,098
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	37,637,000	30,410,696
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	14,899,000	13,798,799
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(E)	6.460	11-01-22	29,301,000	29,030,098
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	56,184,000	50,326,840
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	44,011,000	38,603,725
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	25,324,000	19,384,676
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	21,978,000	19,185,570
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	66,007,000	65,675,096
Capital markets 2.5%
Ares Capital Corp.	2.150	07-15-26	27,532,000	23,912,675
Ares Capital Corp.	2.875	06-15-28	20,575,000	17,090,167
Ares Capital Corp.	3.875	01-15-26	20,967,000	19,718,722
Ares Capital Corp.	4.200	06-10-24	19,386,000	19,212,252
Blackstone Private Credit Fund	2.350	11-22-24	24,290,000	22,563,882
Blackstone Private Credit Fund	2.700	01-15-25	18,807,000	17,448,663
Blackstone Private Credit Fund	3.250	03-15-27	5,483,000	4,704,159
Blackstone Private Credit Fund	4.000	01-15-29	27,133,000	23,388,597
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,166,000	28,986,495
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	19,061,749
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	29,929,000	21,264,462
Lazard Group LLC	4.375	03-11-29	13,937,000	13,338,514
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	15,362,148
Macquarie Bank, Ltd. (C)	4.875	06-10-25	18,897,000	18,797,450
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	14,763,000	11,891,697
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	44,057,000	33,914,396
Morgan Stanley	3.875	01-27-26	19,255,000	19,038,244
MSCI, Inc. (C)	3.250	08-15-33	19,492,000	15,470,703
MSCI, Inc. (C)	3.625	11-01-31	15,116,000	12,593,172
S&P Global, Inc. (C)	4.750	08-01-28	11,278,000	11,553,175
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	76,569,000	63,267,561
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	29,672,000	24,363,434
The Goldman Sachs Group, Inc.	3.850	01-26-27	54,969,000	53,255,908
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	16,593,661
Consumer finance 0.3%
Ally Financial, Inc.	5.125	09-30-24	36,120,000	36,575,693
Discover Financial Services	4.100	02-09-27	8,970,000	8,611,111
Enova International, Inc. (C)	8.500	09-01-24	3,762,000	3,579,808
Enova International, Inc. (C)	8.500	09-15-25	17,273,000	16,113,291
OneMain Finance Corp.	6.875	03-15-25	5,750,000	5,589,143
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.0%
Jefferies Group LLC	4.850	01-15-27	6,912,000	$6,863,547
Insurance 1.4%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	11,263,666
AXA SA	8.600	12-15-30	8,300,000	10,333,500
CNA Financial Corp.	2.050	08-15-30	10,645,000	8,534,519
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	11,117,151
CNO Financial Group, Inc.	5.250	05-30-29	30,469,000	29,458,998
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	22,470,000	18,566,025
Liberty Mutual Group, Inc. (C)	5.500	06-15-52	4,433,000	4,326,198
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	24,910,872
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	11,241,124
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	35,062,000	29,220,562
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (C)	5.100	10-16-44	21,465,000	21,411,643
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	14,800,000	13,746,545
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	52,754,000	52,780,377
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	18,316,426
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	27,751,000	24,992,670
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	7,920,198
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	9,392,983
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	5,355,172
Radian Group, Inc.	4.500	10-01-24	12,023,000	11,489,419
Health care 2.2%				468,248,785
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	70,119,000	64,044,273
Health care equipment and supplies 0.1%
Varex Imaging Corp. (C)	7.875	10-15-27	9,865,000	9,519,725
Health care providers and services 1.5%
AdaptHealth LLC (C)	5.125	03-01-30	11,714,000	10,000,828
AmerisourceBergen Corp.	2.800	05-15-30	22,531,000	19,611,600
Centene Corp.	3.000	10-15-30	20,848,000	17,424,758
Centene Corp.	3.375	02-15-30	12,115,000	10,388,613
Centene Corp.	4.250	12-15-27	6,580,000	6,248,763
Centene Corp.	4.625	12-15-29	9,945,000	9,368,588
CVS Health Corp.	3.750	04-01-30	19,631,000	18,436,073
CVS Health Corp.	4.300	03-25-28	11,813,000	11,678,109
CVS Health Corp.	5.050	03-25-48	23,954,000	23,063,212
DaVita, Inc. (C)	3.750	02-15-31	25,782,000	18,969,751
DaVita, Inc. (C)	4.625	06-01-30	25,304,000	20,370,732
Encompass Health Corp.	4.500	02-01-28	9,496,000	8,307,484
Encompass Health Corp.	4.625	04-01-31	6,644,000	5,487,385
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	37,988,000	29,507,072
HCA, Inc.	4.125	06-15-29	20,511,000	18,881,116
HCA, Inc.	5.250	04-15-25	21,962,000	22,209,242
HCA, Inc.	5.250	06-15-26	17,933,000	18,021,602
Rede D’or Finance Sarl (C)(D)	4.500	01-22-30	5,654,000	5,003,790
Select Medical Corp. (C)	6.250	08-15-26	17,348,000	16,596,138
Universal Health Services, Inc. (C)	1.650	09-01-26	22,040,000	19,036,317
Universal Health Services, Inc. (C)	2.650	10-15-30	23,046,000	18,167,897
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.3%
Organon & Company (C)	5.125	04-30-31	20,418,000	$17,865,750
Royalty Pharma PLC	1.750	09-02-27	12,150,000	10,557,043
Viatris, Inc.	2.300	06-22-27	8,657,000	7,453,448
Viatris, Inc.	2.700	06-22-30	21,814,000	17,181,932
Viatris, Inc.	4.000	06-22-50	22,979,000	14,847,544
Industrials 6.3%				1,325,624,718
Aerospace and defense 0.8%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	22,563,315
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,017,000	15,838,406
The Boeing Company	3.200	03-01-29	13,975,000	12,347,155
The Boeing Company	5.040	05-01-27	41,295,000	41,170,796
The Boeing Company	5.150	05-01-30	57,564,000	56,655,089
TransDigm, Inc.	5.500	11-15-27	28,478,000	25,627,352
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	5,433,059
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	8,921,945	7,974,125
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	9,227,381	8,144,648
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	7,031,250	7,347,725
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	58,823,910	50,371,084
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	12,739,713	12,334,955
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	20,227,120	15,921,563
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	6,541,381	5,225,625
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	15,148,269	13,929,641
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	14,136,867	11,366,542
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,105,180	16,586,777
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	14,742,839	13,014,781
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	13,660,000	11,426,052
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	10,179,000	8,470,956
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	8,481,485	8,330,486
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	7,250,576	6,202,009
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	7,042,082	6,572,778
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	5,238,764	5,444,289
Delta Air Lines, Inc.	2.900	10-28-24	38,340,000	35,930,906
Delta Air Lines, Inc. (D)	4.375	04-19-28	26,290,000	23,117,191
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	5,607,623
Delta Air Lines, Inc. (C)	4.750	10-20-28	20,881,627	19,948,963
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	16,614,112	14,144,036
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	29,222,212	26,923,888
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	6,320,255	6,318,571
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	24,172,237	19,278,711
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	21,044,562	18,642,056
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,249,611	4,871,729
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	13,295,340	11,039,437
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	46,674,010	46,066,926
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	10,085,320	9,522,231
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,692,208
United Airlines, Inc. (C)	4.625	04-15-29	4,647,000	4,077,743
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,448,307	4,428,609
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	11,490,934	11,472,274
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	4,619,195	4,532,575
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	10,707,594	9,638,805
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	$15,864,921
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,086,233
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,079,000	11,203,273
Owens Corning	3.950	08-15-29	20,949,000	19,651,329
Commercial services and supplies 0.6%
Albion Financing 1 Sarl (C)	6.125	10-15-26	12,103,000	10,778,827
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	4,832,432
APX Group, Inc. (C)(D)	5.750	07-15-29	17,139,000	13,979,292
Cimpress PLC (C)	7.000	06-15-26	32,163,000	25,631,434
Garda World Security Corp. (C)	6.000	06-01-29	9,584,000	7,427,600
GFL Environmental, Inc. (C)	3.500	09-01-28	22,720,000	19,735,046
GFL Environmental, Inc. (C)	4.375	08-15-29	15,857,000	13,438,808
Graphic Packaging International LLC (C)	3.500	03-01-29	17,119,000	14,709,158
Legends Hospitality Holding Company LLC (C)	5.000	02-01-26	4,392,000	4,007,700
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,713,000	3,195,501
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,157,000	11,583,847
Construction and engineering 0.2%
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,739,000	14,185,313
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	10,273,288
Tutor Perini Corp. (C)(D)	6.875	05-01-25	20,548,000	16,797,990
Electrical equipment 0.1%
Vertiv Group Corp. (C)	4.125	11-15-28	18,443,000	15,953,195
Machinery 0.2%
Flowserve Corp.	3.500	10-01-30	12,857,000	11,032,054
Hillenbrand, Inc.	3.750	03-01-31	7,543,000	6,374,090
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,764,000	7,521,375
TK Elevator U.S. Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,098,820
Professional services 0.2%
CoStar Group, Inc. (C)	2.800	07-15-30	29,716,000	24,224,297
TriNet Group, Inc. (C)	3.500	03-01-29	7,774,000	6,666,710
Road and rail 0.3%
Uber Technologies, Inc. (C)	4.500	08-15-29	28,116,000	24,408,203
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	16,585,609
Uber Technologies, Inc. (C)	7.500	09-15-27	25,776,000	25,808,864
Trading companies and distributors 1.3%
AerCap Ireland Capital DAC	1.650	10-29-24	12,564,000	11,625,595
AerCap Ireland Capital DAC	1.750	01-30-26	25,521,000	22,496,466
AerCap Ireland Capital DAC	2.450	10-29-26	76,496,000	67,450,597
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	25,570,995
Air Lease Corp.	2.100	09-01-28	14,336,000	11,765,060
Air Lease Corp.	2.875	01-15-26	12,330,000	11,373,720
Air Lease Corp.	3.625	12-01-27	10,118,000	9,223,395
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,429,000	11,333,850
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	8,472,048
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	14,732,264
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	13,448,000	11,262,564
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,852,000	15,973,865
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,683,000	15,784,893
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	8,237,000	6,744,437
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	12,800,134
United Rentals North America, Inc.	4.875	01-15-28	26,278,000	24,559,682
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	$14,846,254
Information technology 3.9%				825,819,244
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	34,267,000	27,186,102
Motorola Solutions, Inc.	2.750	05-24-31	28,486,000	23,226,985
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	9,983,709
IT services 0.5%
Block, Inc. (D)	2.750	06-01-26	5,930,000	5,269,813
Block, Inc. (D)	3.500	06-01-31	8,050,000	6,622,977
CGI, Inc.	1.450	09-14-26	24,919,000	22,037,750
Gartner, Inc. (C)	3.625	06-15-29	7,938,000	6,826,680
Gartner, Inc. (C)	4.500	07-01-28	25,252,000	23,306,333
Sabre GLBL, Inc. (C)	7.375	09-01-25	14,309,000	13,556,347
VeriSign, Inc.	2.700	06-15-31	13,953,000	11,450,269
VeriSign, Inc.	5.250	04-01-25	10,167,000	10,326,516
Semiconductors and semiconductor equipment 1.9%
Broadcom, Inc. (C)	3.419	04-15-33	35,997,000	29,691,130
Broadcom, Inc.	4.750	04-15-29	85,684,000	84,184,988
Broadcom, Inc. (C)	4.926	05-15-37	17,647,000	15,720,630
KLA Corp.	4.100	03-15-29	15,557,000	15,457,415
Marvell Technology, Inc.	2.450	04-15-28	31,863,000	27,677,419
Micron Technology, Inc.	4.185	02-15-27	69,703,000	67,843,266
Micron Technology, Inc.	4.975	02-06-26	11,668,000	11,708,014
Micron Technology, Inc.	5.327	02-06-29	59,802,000	58,951,049
NXP BV	3.250	05-11-41	10,981,000	7,979,123
NXP BV	3.875	06-18-26	32,848,000	31,771,714
Qorvo, Inc. (C)	1.750	12-15-24	19,524,000	18,225,068
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	13,012,952
Renesas Electronics Corp. (C)	1.543	11-26-24	18,559,000	17,219,335
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	10,308,000	9,146,052
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	18,197,000	16,274,794
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,007,352
Oracle Corp.	2.950	04-01-30	54,716,000	46,698,461
Workday, Inc.	3.500	04-01-27	15,656,000	14,935,060
Workday, Inc. (D)	3.800	04-01-32	17,786,000	16,273,987
Technology hardware, storage and peripherals 0.7%
Atento Luxco 1 SA (C)	8.000	02-10-26	9,050,000	4,253,500
CDW LLC	3.250	02-15-29	8,552,000	7,420,656
CDW LLC	3.569	12-01-31	26,703,000	22,428,837
Dell International LLC (C)	3.450	12-15-51	24,720,000	16,157,507
Dell International LLC	4.900	10-01-26	41,282,000	41,441,220
Dell International LLC	5.300	10-01-29	20,296,000	20,111,963
Dell International LLC	5.850	07-15-25	12,962,000	13,421,455
Dell International LLC	8.350	07-15-46	3,449,000	4,173,248
Western Digital Corp.	4.750	02-15-26	27,865,000	26,839,568
Materials 2.1%				445,723,124
Chemicals 0.7%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	10,548,525
Braskem Netherlands Finance BV (C)(D)	5.875	01-31-50	24,630,000	20,073,450
CVR Partners LP (C)	6.125	06-15-28	7,964,000	7,271,327
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
FS Luxembourg Sarl (C)	10.000	12-15-25	23,241,000	$23,951,057
LSB Industries, Inc. (C)	6.250	10-15-28	10,210,000	9,449,866
Methanex Corp. (D)	4.250	12-01-24	16,421,000	15,928,370
Sasol Financing USA LLC	5.500	03-18-31	24,943,000	20,952,120
Trinseo Materials Operating SCA (C)	5.125	04-01-29	11,997,000	8,514,271
Tronox, Inc. (C)	4.625	03-15-29	15,664,000	13,029,315
Valvoline, Inc. (C)	3.625	06-15-31	21,112,000	17,006,138
WR Grace Holdings LLC (C)	4.875	06-15-27	9,967,000	9,218,279
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	20,594,000	17,341,487
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	16,263,607
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	6,324,845
Standard Industries, Inc. (C)	4.375	07-15-30	10,985,000	8,722,365
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,171,217
Containers and packaging 0.2%
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,653,944
Owens-Brockway Glass Container, Inc. (C)(D)	6.625	05-13-27	9,013,000	8,365,638
Pactiv Evergreen Group Issuer LLC (C)	4.000	10-15-27	24,222,000	21,142,173
Pactiv Evergreen Group Issuer LLC (C)	4.375	10-15-28	11,571,000	10,180,976
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	5,167,000	4,538,122
Metals and mining 0.9%
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	16,093,610
Arconic Corp. (C)	6.125	02-15-28	10,635,000	9,982,850
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	8,050,000	7,969,500
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	9,236,969
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,023,000	14,328,186
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,344,480
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	23,504,149
Freeport-McMoRan, Inc.	4.625	08-01-30	18,992,000	17,581,509
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	27,186,764
Hudbay Minerals, Inc. (C)	4.500	04-01-26	4,708,000	4,272,510
JW Aluminum Continuous Cast Company (C)(D)	10.250	06-01-26	7,763,000	7,986,186
Newmont Corp.	2.800	10-01-29	12,732,000	11,115,184
Novelis Corp. (C)	4.750	01-30-30	28,979,000	25,211,730
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,899,000	4,262,405
Real estate 1.9%				395,147,185
Equity real estate investment trusts 1.9%
American Homes 4 Rent LP	4.250	02-15-28	12,929,000	12,352,397
American Tower Corp.	3.550	07-15-27	18,925,000	17,859,163
American Tower Corp.	3.800	08-15-29	38,566,000	35,702,409
Crown Castle, Inc.	3.300	07-01-30	6,779,000	6,009,199
Crown Castle, Inc.	3.650	09-01-27	32,082,000	30,528,772
Crown Castle, Inc.	3.800	02-15-28	13,032,000	12,287,249
Equinix, Inc.	1.550	03-15-28	23,248,000	19,714,094
Equinix, Inc.	1.800	07-15-27	13,065,000	11,432,378
Equinix, Inc.	2.500	05-15-31	39,744,000	32,603,713
Equinix, Inc.	3.200	11-18-29	14,451,000	12,941,413
GLP Capital LP	3.250	01-15-32	10,853,000	8,786,213
GLP Capital LP	4.000	01-15-30	10,777,000	9,444,855
GLP Capital LP	5.375	04-15-26	17,313,000	17,013,181
Host Hotels & Resorts LP	3.375	12-15-29	27,488,000	23,523,263
Host Hotels & Resorts LP	3.500	09-15-30	20,904,000	17,714,571
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Host Hotels & Resorts LP	4.500	02-01-26	11,994,000	$11,702,735
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	4,858,000	4,032,658
Iron Mountain, Inc. (C)	4.875	09-15-29	9,816,000	8,512,681
Iron Mountain, Inc. (C)	5.250	07-15-30	11,787,000	10,431,495
RHP Hotel Properties LP (C)	4.500	02-15-29	21,243,000	18,345,088
RLJ Lodging Trust LP (C)	3.750	07-01-26	2,036,000	1,826,577
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	21,538,261
VICI Properties LP (C)	3.875	02-15-29	13,041,000	11,597,982
VICI Properties LP (C)	4.125	08-15-30	12,630,000	11,104,978
VICI Properties LP (C)	4.625	12-01-29	17,579,000	16,238,601
VICI Properties LP	5.125	05-15-32	5,669,000	5,402,387
XHR LP (C)	4.875	06-01-29	7,368,000	6,500,872
Utilities 1.5%				328,773,211
Electric utilities 1.1%
Atlantica Transmision Sur SA (C)	6.875	04-30-43	12,619,045	12,776,783
Emera US Finance LP	3.550	06-15-26	11,499,000	11,015,581
FirstEnergy Corp.	2.650	03-01-30	15,065,000	12,851,801
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	7,220,000	5,624,053
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	45,451,000	43,729,526
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	19,176,606
NRG Energy, Inc. (C)	3.375	02-15-29	5,134,000	4,217,492
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	10,259,179
NRG Energy, Inc. (C)	3.875	02-15-32	25,570,000	20,264,225
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	14,878,510
Vistra Operations Company LLC (C)	3.700	01-30-27	43,768,000	39,725,064
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	34,446,739
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	20,313,000	19,273,990
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	14,166,709
DPL, Inc.	4.125	07-01-25	14,640,000	13,813,865
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,103,942	2,985,340
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	16,950,000	15,798,204
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,602,000	6,106,850
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	14,886,000	13,536,912

NiSource, Inc.	3.600	05-01-30	15,381,000	14,125,782
Municipal bonds 0.2%				$46,003,949
(Cost $53,916,241)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,699,427
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	19,325,042
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,527,727

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,451,753
Term loans (G) 0.4%				$93,047,555
(Cost $102,708,072)
Communication services 0.0%				6,141,274
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	8.024	09-01-27	6,493,000	6,141,274
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 0.1%				$24,772,515
Hotels, restaurants and leisure 0.0%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	6.127	10-18-28	6,587,926	6,126,772
Household durables 0.1%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	6.340	02-26-29	21,395,000	18,645,743
Health care 0.0%				4,174,423
Health care providers and services 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.000%)	6.563	03-31-28	4,270,510	4,174,423
Industrials 0.1%				27,998,437
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	6.063	06-02-28	32,698,905	27,998,437
Information technology 0.1%				14,862,077
Software 0.1%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	5.780	02-01-29	16,397,000	14,862,077
Materials 0.1%				15,098,829
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	6.730	04-13-29	4,156,000	4,004,638

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	5.623	04-03-24	11,351,646	11,094,191
Collateralized mortgage obligations 8.2%				$1,733,555,963
(Cost $2,031,937,272)
Commercial and residential 6.2%				1,301,828,246
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(H)	0.990	04-25-53	10,436,163	10,064,063
Series 2021-2, Class A1 (C)(H)	0.985	04-25-66	8,458,108	7,567,128
Series 2021-4, Class A1 (C)(H)	1.035	01-20-65	18,355,462	15,537,074
Series 2021-5, Class A1 (C)(H)	0.951	07-25-66	24,383,516	21,563,684
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(H)	1.175	10-25-48	14,636,442	12,818,792
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.843	11-05-32	11,565,000	9,192,567
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	15,031,804
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,440,862
BBCMS Trust
Series 2015-MSQ, Class D (C)(H)	4.123	09-15-32	7,340,000	7,327,126
Series 2015-SRCH, Class D (C)(H)	5.122	08-10-35	15,436,000	13,692,667
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	9,592	10
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	20,480,745	19,826,432
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	19,271,910
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(C)	4.077	05-15-39	19,350,000	18,962,998
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(C)	4.627	05-15-39	7,240,000	7,093,504
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (B)(C)	4.205	04-15-37	55,353,000	54,522,672
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(H)	0.941	02-25-49	11,420,020	10,592,500
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.205	01-10-35	123,773,000	2,030
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	3.321	10-15-37	21,351,276	20,823,921
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(C)	3.242	11-15-38	17,129,000	16,572,275
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(C)	3.491	09-15-36	23,449,000	$22,133,532
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(C)	3.297	01-17-39	41,470,000	40,296,370
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	4.141	12-15-37	6,315,000	6,152,359
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	4.941	12-15-37	12,809,000	12,353,808
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	19,515,000	19,167,496
Series 2019-SMRT, Class A (C)	4.149	01-10-36	10,996,000	10,821,797
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(H)	0.924	08-25-66	19,301,546	16,442,684
Series 2021-3, Class A1 (C)(H)	0.956	09-27-66	26,360,203	22,288,862
Series 2021-HX1, Class A1 (C)(H)	1.110	10-25-66	21,979,238	19,136,237
COLT Trust
Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	31,449,184	27,885,303
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.888	10-15-45	28,504,588	285
Series 2014-CR15, Class XA IO	0.771	02-10-47	49,822,359	358,273
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	223,122,879	4,621,165
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.540	08-10-30	18,413,000	17,353,766
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	6,957,421
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	13,777,324
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	3.991	05-15-36	23,820,000	23,343,588
Series 2020-NET, Class A (C)	2.257	08-15-37	7,049,561	6,551,640
Series 2021-NQM2, Class A1 (C)(H)	1.179	02-25-66	14,365,763	13,055,482
Series 2021-NQM3, Class A1 (C)(H)	1.015	04-25-66	12,337,709	10,841,030
Series 2021-NQM5, Class A1 (C)(H)	0.938	05-25-66	12,929,027	10,598,054
Series 2021-NQM6, Class A1 (C)(H)	1.174	07-25-66	22,314,884	18,599,395
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(H)	0.797	02-25-66	6,174,625	5,546,133
Series 2021-2, Class A1 (C)(H)	0.931	06-25-66	14,844,817	13,049,661
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(H)	2.500	02-01-51	28,038,970	23,813,413
GCAT Trust
Series 2021-NQM1, Class A1 (C)(H)	0.874	01-25-66	10,503,564	9,614,371
Series 2021-NQM2, Class A1 (C)(H)	1.036	05-25-66	10,694,452	9,418,541
Series 2021-NQM3, Class A1 (C)(H)	1.091	05-25-66	17,268,124	15,164,115
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	0.093	08-10-44	3,632,730	36
Series 2015-590M, Class C (C)(H)	3.932	10-10-35	6,950,000	6,447,313
Series 2017-485L, Class C (C)(H)	4.115	02-10-37	6,670,000	6,026,780
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	21,759,005
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	12,532,545
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	3,569,564	3,304,320
Series 2021-NQM1, Class A1 (C)(H)	1.017	07-25-61	7,634,446	6,968,029
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	18,139,520	188,310
Series 2007-4, Class ES IO	0.350	07-19-47	19,104,608	250,391
Series 2007-6, Class ES IO (C)	0.343	08-19-37	19,591,111	247,212
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(H)	1.071	06-25-56	10,427,956	9,338,438
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	7,503,137
Series 2017-APTS, Class CFX (C)(H)	3.613	06-15-34	6,867,000	6,548,402
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(C)	4.739	08-15-37	32,450,000	32,268,290
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(H)	3.279	05-15-48	20,104,000	$19,819,898
Series 2013-IRV, Class XA IO (C)	1.211	05-15-48	2,488,457	8,237
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	14,536,728
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	3.741	05-15-36	11,580,000	11,254,603
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	3.091	03-15-38	23,224,636	22,482,623
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	3.791	03-15-38	19,530,634	18,701,879
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	3.603	05-15-39	54,728,000	53,699,119
MFA Trust
Series 2021-NQM1, Class A1 (C)(H)	1.153	04-25-65	9,118,184	8,398,993
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	3.791	11-15-34	15,867,000	15,708,328
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(H)	3.917	11-15-32	9,223,000	8,956,260
Series 2018-ALXA, Class C (C)(H)	4.460	01-15-43	7,402,000	6,711,950
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	11,667,937	10,911,505
OBX Trust
Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	6,372,345	5,831,139
Series 2021-NQM2, Class A1 (C)(H)	1.101	05-25-61	19,345,493	16,671,004
Series 2021-NQM3, Class A1 (C)(H)	1.054	07-25-61	23,734,132	19,536,520
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	4,768,479
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(H)	2.000	01-25-36	24,403,928	21,872,377
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	18,283,100
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(C)	3.308	01-15-39	55,385,000	53,828,709
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(H)	2.447	12-25-66	24,979,935	23,034,216
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(H)	3.333	10-25-53	7,568,000	7,378,540
Series 2015-2, Class 1M2 (C)(H)	3.354	11-25-60	10,840,163	10,746,136
Series 2017-2, Class A1 (C)(H)	2.750	04-25-57	480,045	476,233
Series 2018-1, Class A1 (C)(H)	3.000	01-25-58	2,466,874	2,408,939
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	13,617,104	13,007,262
Series 2018-5, Class A1A (C)(H)	3.250	07-25-58	1,533,368	1,497,271
Series 2018-6, Class A1A (C)(H)	3.750	03-25-58	10,749,648	10,624,381
Series 2019-1, Class A1 (C)(H)	3.679	03-25-58	11,856,034	11,422,433
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	12,537,452	12,041,588
Series 2020-4, Class A1 (C)	1.750	10-25-60	18,631,486	16,997,847
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter) (C)	1.218	05-25-65	5,307,233	5,005,248
Series 2021-3, Class A1 (C)(H)	1.046	06-25-66	18,351,087	16,255,677
Series 2021-4, Class A1 (C)(H)	0.938	07-25-66	10,513,392	8,878,006
Series 2021-5, Class A1 (C)(H)	1.013	09-25-66	21,578,513	18,889,097
Series 2021-R1, Class A1 (C)(H)	0.820	10-25-63	8,031,840	7,524,913
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.589	12-15-45	5,716,026	57
Series 2012-C9, Class XA IO (C)	1.842	11-15-45	4,641,875	46
Series 2013-C16, Class XA IO	0.741	09-15-46	7,817,454	30,573
U.S. Government Agency 2.0%				431,727,717
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(C)	3.183	01-25-42	28,101,313	27,480,260
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(C)	3.483	02-25-42	19,026,466	$18,949,375
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(C)	4.583	02-25-42	24,949,000	24,327,887
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(C)	4.183	04-25-42	25,574,109	25,705,401
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (B)(C)	5.083	04-25-42	15,070,000	14,981,126
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(C)	4.383	05-25-42	19,535,455	19,595,847
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(C)	5.533	05-25-42	22,588,000	22,588,002
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (B)(C)	6.683	06-25-42	24,401,000	25,370,327
Series K024, Class X1 IO	0.870	09-25-22	2,390,830	24
Series K026, Class X1 IO	1.025	11-25-22	10,340,577	6,425
Series K038, Class X1 IO	1.240	03-25-24	169,578,855	2,342,291
Series KS01, Class X1 IO	1.254	01-25-23	13,595,765	451
Series KS03, Class X IO	0.307	08-25-25	17,529,377	97,411
Series T-41, Class 3A (H)	4.461	07-25-32	836	830
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	96	101
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(C)	4.283	03-25-42	23,853,936	23,842,723
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(C)	4.183	03-25-42	10,230,908	10,219,752
Government National Mortgage Association
Series 2008-90, Class IO	2.010	12-16-50	2,051,526	274,436
Series 2012-114, Class IO	0.618	01-16-53	9,420,112	156,351
Series 2012-120, Class IO	0.646	02-16-53	4,407,015	76,315
Series 2012-70, Class IO	0.094	08-16-52	456,958	362
Series 2013-63, Class IO	0.723	09-16-51	6,271,339	140,830
Series 2016-174, Class IO	0.845	11-16-56	35,515,413	1,562,742
Series 2017-109, Class IO	0.273	04-16-57	48,459,228	1,107,511
Series 2017-124, Class IO	0.610	01-16-59	42,503,529	1,395,591
Series 2017-135, Class IO	0.722	10-16-58	51,922,065	2,202,254
Series 2017-140, Class IO	0.486	02-16-59	23,232,080	822,922
Series 2017-159, Class IO	0.435	06-16-59	35,144,134	1,288,243
Series 2017-169, Class IO	0.588	01-16-60	87,214,805	3,314,503
Series 2017-20, Class IO	0.585	12-16-58	108,407,537	3,334,551
Series 2017-22, Class IO	0.797	12-16-57	11,175,287	472,765
Series 2017-41, Class IO	0.619	07-16-58	39,005,852	1,234,937
Series 2017-46, Class IO	0.685	11-16-57	56,712,556	2,289,452
Series 2017-61, Class IO	0.769	05-16-59	22,851,237	966,367
Series 2017-74, Class IO	0.471	09-16-58	45,283,708	1,224,462
Series 2017-89, Class IO	0.546	07-16-59	39,701,497	1,495,182
Series 2018-114, Class IO	0.710	04-16-60	38,609,142	1,722,979
Series 2018-158, Class IO	0.761	05-16-61	81,129,060	4,445,272
Series 2018-35, Class IO	0.528	03-16-60	75,882,963	3,090,205
Series 2018-43, Class IO	0.496	05-16-60	117,674,772	4,480,738
Series 2018-68, Class IO	0.423	01-16-60	13,322,120	496,627
Series 2018-69, Class IO	0.602	04-16-60	34,180,148	1,732,363
Series 2018-81, Class IO	0.474	01-16-60	21,278,451	940,433
Series 2018-9, Class IO	0.446	01-16-60	60,089,870	2,099,113
Series 2018-99, Class IO	0.471	06-16-60	50,799,321	2,082,117
Series 2019-131, Class IO	0.802	07-16-61	64,787,760	3,819,737
Series 2020-100, Class IO	0.784	05-16-62	76,949,570	4,962,401
Series 2020-108, Class IO	0.847	06-16-62	191,915,823	12,227,744
Series 2020-114, Class IO	0.799	09-16-62	184,334,236	12,045,413
Series 2020-118, Class IO	0.888	06-16-62	153,650,222	10,285,346
Series 2020-119, Class IO	0.601	08-16-62	77,429,634	4,272,041
Series 2020-120, Class IO	0.760	05-16-62	43,106,917	2,754,881
Series 2020-137, Class IO	0.794	09-16-62	260,219,792	16,158,452
Series 2020-150, Class IO	0.957	12-16-62	128,468,515	9,512,181
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-170, Class IO	0.832	11-16-62	169,826,761	$11,555,777
Series 2020-92, Class IO	0.877	02-16-62	31,689,079	2,176,390
Series 2021-110, Class IO	0.871	11-16-63	100,114,273	7,357,108
Series 2021-110, Class IO	0.872	01-16-63	92,470,119	6,333,667
Series 2021-163, Class IO	0.796	03-16-64	122,444,187	8,437,482
Series 2021-3, Class IO	0.866	09-16-62	217,503,090	15,112,811
Series 2021-40, Class IO	0.824	02-16-63	58,109,463	3,993,515
Series 2022-17, Class IO	0.802	06-16-64	142,112,839	10,155,142
Series 2022-21, Class IO	0.783	10-16-63	62,361,942	4,402,485
Series 2022-53, Class IO	0.713	06-16-64	236,451,609	14,774,561

Series 2022-57, Class IO	0.756	09-16-63	171,910,369	11,432,727
Asset backed securities 8.5%				$1,801,687,181
(Cost $1,977,025,388)
Asset backed securities 8.5%				1,801,687,181
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	48,454,000	42,663,573
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	9,927,000	9,125,694
Series 2021-SFR4, Class A (C)	2.117	12-17-38	5,614,000	5,028,547
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-05-49	31,476,060	30,226,996
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	12,071,451	11,176,727
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	34,092,240	30,021,763
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	30,746,000	29,250,822
Series 2020-1A, Class A (C)	2.330	08-20-26	23,406,000	22,039,771
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	11,956,000	11,579,852
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	9,032,065	8,606,093
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (B)(C)	3.632	07-15-32	15,033,000	14,685,527
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	16,354,000	15,784,567
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	20,161,978
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	33,437,750	30,367,619
Series 2021-1A, Class A1 (C)	1.530	03-15-61	32,160,467	28,394,614
Chase Auto Credit Linked Notes
Series 2021-3, Class B (C)	0.760	02-26-29	12,993,407	12,491,225
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	39,268,751	34,876,082
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	29,850,230	26,160,712
Series 2022-1A, Class A (C)	2.720	01-18-47	21,047,310	18,706,962
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	73,116	62,616
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	14,409,963
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	2,960,521
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,827,675	11,080,568
Series 2021-1A, Class A2I (C)	2.045	11-20-51	51,885,915	45,119,888
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	5,610,819
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,403,760	$33,677,862
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,394,213	20,934,576
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,324,265	18,337,994
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,689,093	25,195,960
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (B)(C)	3.752	04-15-33	24,174,000	23,722,115
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	7,100,000	6,652,684
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,225,563	36,264,861
Series 2020-SFR2, Class A (C)	1.266	10-19-37	25,713,235	23,613,557
Series 2021-SFR1, Class A (C)	1.538	08-17-38	18,622,184	16,507,653
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	20,548,324
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	17,028,990	16,260,250
Ford Credit Auto Owner Trust
Series 2020-1, Class A (C)	2.040	08-15-31	20,485,000	19,432,249
Series 2022-A, Class A3	1.290	06-15-26	8,921,000	8,548,866
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	44,953,000	44,200,055
Series 2020-2, Class A	1.060	09-15-27	20,465,000	18,680,225
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3	0.680	09-16-26	7,465,000	7,090,719
Series 2022-1, Class A3	1.260	11-16-26	7,727,000	7,410,627
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	31,317,000	30,728,316
Series 2020-1, Class A (C)	0.680	08-15-25	15,128,000	14,640,272
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	21,295,512
Series 2021-1A, Class A2 (C)	2.773	04-20-29	24,582,000	23,192,372
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	21,357,000	19,562,239
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	5,914,334	5,809,391
Series 2018-AA, Class A (C)	3.540	02-25-32	4,844,350	4,759,898
Series 2022-1D, Class B (C)	4.100	06-20-34	3,086,332	2,988,641
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	10,772,832	9,619,728
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,154,206
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (C)	1.160	01-15-25	14,391,000	13,911,942
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	17,688,630	16,524,205
Series 2022-1A, Class A2I (C)	3.445	02-26-52	27,910,080	25,271,629
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	2,157,218	2,120,902
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3	0.460	06-15-26	19,123,000	18,247,235
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	9,265,865	9,080,795
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	4,151,943	4,082,005
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	11,475,526	10,851,145
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	19,560,437	17,018,623
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	42,237,350	$36,460,928
Series 2022-1A, Class A2 (C)	3.695	01-30-52	17,468,220	14,797,259
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	35,941,952
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	10,768,460
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	6,562,160	5,931,241
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (B)(C)	3.860	10-20-34	14,541,000	14,140,875
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	7,060,775	7,023,240
Series 2020-1A, Class A2 (C)	3.101	02-15-28	2,445,443	2,421,277
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	20,469,000	19,688,935
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	15,528,000	14,663,704
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	12,237,632
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	2,615,257	2,549,654
Santander Retail Auto Lease Trust
Series 2022-A, Class A3 (C)	1.340	07-21-25	11,616,000	11,043,166
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	43,933,000	41,925,978
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,052,077
ServiceMaster Funding LLC
Series 2021-1, Class A2I (C)	2.865	07-30-51	11,860,200	9,956,709
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	30,362,940	28,634,408
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	1,551,251	1,516,575
Series 2019-1A, Class A (C)	3.200	01-20-36	2,685,020	2,618,575
Series 2021-1A, Class D (C)	3.170	11-20-37	2,596,459	2,404,978
SMB Private Education Loan Trust
Series 2019-B, Class A2A (C)	2.840	06-15-37	21,144,835	20,279,345
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	20,247,475	18,469,190
Series 2021-A, Class APT2 (C)	1.070	01-15-53	14,184,113	12,583,173
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	27,143,060	24,899,985
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,826,818	18,278,415
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	8,811,980	7,477,744
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	44,962,235	39,058,873
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	19,203,915	16,415,389
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	63,477,000	61,817,997
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	24,038,000	22,968,448
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	42,194,860	37,259,466
Series 2021-1A, Class A (C)	1.860	03-20-46	25,011,832	21,598,017
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	23,237,711
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	18,002,434
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	20,071,000	18,926,800
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	29,173,989	26,217,850
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	9,886,489	$9,504,690
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,586,550	21,406,373
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,316,197	6,145,043
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	21,011,760	17,831,483

	Shares	Value
Common stocks 0.1%		$23,981,811
(Cost $26,895,162)
Utilities 0.1%		23,981,811
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	537,950	23,981,811

Preferred securities 0.2%		$39,886,438
(Cost $39,073,716)
Communication services 0.1%		10,192,714
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	10,192,714
Financials 0.0%		2,652,360
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,652,360
Utilities 0.1%		27,041,364
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	14,347,428
Multi-utilities 0.0%
NiSource, Inc., 7.750%	111,900	12,693,936

	Par value^	Value
Escrow certificates 0.0%		$12,342
(Cost $0)
LSC Communications, Inc. (C)(I)	19,591,000	12,342

	Yield (%)	Shares	Value
Short-term investments 4.4%			$925,359,376
(Cost $925,371,510)
Short-term funds 4.4%			925,359,376
John Hancock Collateral Trust (J)	2.3160(K)	92,597,051	925,359,376

Total investments (Cost $23,905,951,258) 102.7%	$21,723,310,075
Other assets and liabilities, net (2.7%)	(572,554,264)
Total net assets 100.0%	$21,150,755,811

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.1%)				$(29,321,469)
(Proceeds received $29,398,822)
U.S. Government Agency (0.1%)				(29,321,469)
Federal National Mortgage Association (A)	4.000	TBA	(30,000,000)	(29,321,469)

26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,627,549,535 or 31.3% of the fund’s net assets as of 8-31-22.
(D)	All or a portion of this security is on loan as of 8-31-22. The value of securities on loan amounted to $47,204,967.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $48,170,870.
(K)	The rate shown is the annualized seven-day yield as of 8-31-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	27

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	353	Long	Dec 2022	$48,452,668	$47,952,844	$(499,824)
						$(499,824)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
28	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$7,201,897,415	—	$7,201,897,415	—
Foreign government obligations	88,828,838	—	88,828,838	—
Corporate bonds	9,769,049,207	—	9,769,049,207	—
Municipal bonds	46,003,949	—	46,003,949	—
Term loans	93,047,555	—	93,047,555	—
Collateralized mortgage obligations	1,733,555,963	—	1,733,555,963	—
Asset backed securities	1,801,687,181	—	1,801,687,181	—
Common stocks	23,981,811	$23,981,811	—	—
Preferred securities	39,886,438	39,886,438	—	—
Escrow certificates	12,342	—	12,342	—
Short-term investments	925,359,376	925,359,376	—	—
Total investments in securities	$21,723,310,075	$989,227,625	$20,734,082,450	—
Liabilities
Sale commitments outstanding	$(29,321,469)	—	$(29,321,469)	—
Derivatives:
Liabilities
Futures	(499,824)	$(499,824)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	92,597,051	$92,648,841	$2,397,825,005	$(1,564,773,288)	$(311,700)	$(29,482)	$2,417,193	—	$925,359,376
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
30	|